Notes Receivable from Third Parties - Notes Receivable (Details) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 23, 2022 USD ($)	Dec. 13, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jul. 29, 2022 USD ($) installment	May 31, 2022 USD ($)	May 20, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 EUR (€)	Aug. 30, 2021 USD ($)	Aug. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Estimated Fair Value	$ 83,863,000		$ 83,863,000									$ 54,907,000					$ 0
Principal Amount												57,811,000					$ 565,000
Notes receivable from related party				$ 464,000
Convertible Debt | Subsequent Event
Debt Securities, Available-for-Sale [Line Items]
Principal Amount						$ 2,000,000
Interest rate						20.00%
Via Motor Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Principal Amount															$ 42,500,000
Interest rate															4.00%	4.00%
Via Motor Note | Convertible Debt | Subsequent Event
Debt Securities, Available-for-Sale [Line Items]
Principal Amount	17,300,000		$ 17,300,000						$ 11,800,000
Interest rate									4.00%
Timios Promissory Note | Mortgages
Debt Securities, Available-for-Sale [Line Items]
Principal Amount											$ 500,000
VIA Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Principal Amount															$ 42,500,000
Interest rate															4.00%	4.00%
VIA Note | Convertible Debt | Subsequent Event
Debt Securities, Available-for-Sale [Line Items]
Cost							$ 2,000,000.0
VIA Note | Via Motor Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Notes receivable from related party	$ 10,400,000	$ 5,500,000
VIA Note -2 | Via Motor Note | Convertible Debt
Debt Securities, Available-for-Sale [Line Items]
Principal Amount										$ 2,200,000
Interest rate	4.00%		4.00%
Notes receivable from related party	$ 4,400,000	$ 5,100,000
Timios
Debt Securities, Available-for-Sale [Line Items]
Interest	0		$ 0
Timios | Mortgage Promissory Notes
Debt Securities, Available-for-Sale [Line Items]
Installment amount			3,000
Timios | 3.5% Mortgage Promissory Notes
Debt Securities, Available-for-Sale [Line Items]
Interest rate											3.50%
Timios | 4.875% Mortgage Promissory Notes
Debt Securities, Available-for-Sale [Line Items]
Interest rate											4.875%
Convertible promissory note and interest
Debt Securities, Available-for-Sale [Line Items]
Cost												54,319,000
Interest												588,000
Impairment												0
Estimated Fair Value												54,907,000
Convertible promissory note and interest | VIA Note
Debt Securities, Available-for-Sale [Line Items]
Cost												42,500,000			$ 42,500,000
Interest												578,000
Impairment												0
Estimated Fair Value												43,078,000
Convertible promissory note and interest | VIA Note | Subsequent Event
Debt Securities, Available-for-Sale [Line Items]
Cost	$ 29,100,000		$ 29,100,000		$ 2,400,000
Convertible promissory note and interest | Inobat Note
Debt Securities, Available-for-Sale [Line Items]
Cost												11,819,000	$ 11,400,000	€ 10.0	$ 11,400,000	€ 10.0
Interest												10,000
Impairment												0
Estimated Fair Value												$ 11,829,000
Interest rate													8.00%	8.00%
Convertible promissory note and interest | Green Power Motor Company
Debt Securities, Available-for-Sale [Line Items]
Notes receivable, face amount								$ 43,500
Fixed interest rate								7.50%
Number of consecutive monthly payments | installment								80